First Trust Global Tactical Commodity Strategy Fund Investment Strategy - First Trust Global Tactical Commodity Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve attractive risk adjusted returns by investing in commodity futures contracts, exchange-traded commodity linked instruments, and commodity linked total return swaps (collectively, “Commodities Instruments”) through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund will not invest directly in Commodities Instruments. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund’s investment advisor. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund will normally seek to maintain notional exposure to commodities close to 100% of its net asset value, but that may be adjusted downward at times for risk mitigation or other purposes in the discretion of the portfolio managers. The Subsidiary seeks to make investments generally in Commodities Instruments while managing volatility. Investment weightings of the underlying Commodities Instruments held by the Subsidiary are rebalanced in an attempt to stabilize risk levels. The dynamic weighting process is designed to result in a disciplined, systematic investment process, which is keyed off of the Fund’s investment advisor’s volatility forecasting process. Under certain market conditions, the Fund may reduce the notional exposure to commodities it derives from its derivatives positions to mitigate against risk. The Subsidiary’s holdings in Commodities Instruments will consist, in part, of futures contracts, which are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. The Subsidiary may also invest in commodity-linked instruments, which include: (1) ETFs that provide exposure to commodities; and (2) pooled investment vehicles that invest primarily in commodities and commodity-related instruments. The Subsidiary may have both long and short positions in Commodities Instruments. However, for a given Commodity Instrument the Subsidiary will provide a net long exposure. Net long exposure means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. As U.S. and London exchanges list additional contracts, as currently listed contracts on those exchanges gain sufficient liquidity or as other exchanges list sufficiently liquid contracts, the Fund’s investment advisor will include those contracts in the list of possible investments of the Subsidiary. The list of Commodities Instruments and commodities markets considered for investment can and will change over time. The remainder of the Fund’s assets will primarily be invested in: (1) U.S. government and agency securities with maturities of two years or less, (2) short-term repurchase agreements; (3) money market instruments; (4) ETFs and other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) or established and registered in Canada or any province thereof (5) Canadian ETFs; and (6) cash. The Fund uses such instruments as investments and to collateralize the Subsidiary’s Commodities Instruments exposure on a day-to-day basis. The Fund may also invest directly in ETFs and other investment companies, including closed-end funds, that provide exposure to Commodities Instruments, equity securities and fixed income securities to the extent permitted under the 1940 Act. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund may also enter into swap agreements, including total return swaps.